Pensions and Other Post-employment Benefit Obligations - Summary of Sensitivity Analysis on Defined Benefit Obligations (Detail) - Actuarial assumption of discount rates [member] € in Millions	Dec. 31, 2018 EUR (€)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Total sensitivity on Defined Benefit Obligations, increase in discount rates	€ (62)
Total sensitivity on Defined Benefit Obligations, decrease in discount rates	69
France [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Total sensitivity on Defined Benefit Obligations, increase in discount rates	(9)
Total sensitivity on Defined Benefit Obligations, decrease in discount rates	10
Germany [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Total sensitivity on Defined Benefit Obligations, increase in discount rates	(8)
Total sensitivity on Defined Benefit Obligations, decrease in discount rates	9
Switzerland [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Total sensitivity on Defined Benefit Obligations, increase in discount rates	(19)
Total sensitivity on Defined Benefit Obligations, decrease in discount rates	22
United States [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Total sensitivity on Defined Benefit Obligations, increase in discount rates	(26)
Total sensitivity on Defined Benefit Obligations, decrease in discount rates	€ 28